Other receivables, net (Tables)	6 Months Ended
Jun. 30, 2026
Receivables [Abstract]
Schedule of other receivables, net

	June 30, 2026	December 31, 2025
	(Unaudited)
Receivables from sales of short-term investment	$1,888,662	$1,888,662
Loan to third party*	4,863,598	—
Others	141,455	249,410
Total other receivables	6,893,715	2,138,072
Allowance for credit losses	(1,888,662)	(1,888,662)
Total other receivables, net	$5,005,053	$249,410